CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
General and administrative	$ 15,926,103	$ 10,058,083	$ 8,407,427
External research and development fees	6,328,104	7,832,847	0
Share-based payments	7,443,930	8,052,011	12,082,930
Depreciation and amortization	4,045,523	3,900,458	1,943,048
Legal provision	0	757,829	0
Impairment of right-of-use asset	0	89,860	50,888
Total operating expenses	33,743,660	30,691,088	22,484,293
Loss from continuing operations	(33,743,660)	(30,691,088)	(22,484,293)
Other income	(1,292)	(3,691)	(40,454)
Finance expense	69,404	235,581	155,316
Loss (gain) on settlement of financial liability	(49,792)	(680,164)	18,665
Loss (gain) on change in fair value of warrants and derivative liability	(682,507)	(2,561,456)	2,684,436
Loss (gain) on changes in fair value of investments	858,483	770,874	8,778,707
Net loss from continuing operations	(33,937,956)	(28,452,232)	(34,080,963)
Net loss from discontinued operations	(1,347,473)	(3,347,561)	(5,048,557)
Net loss	(35,285,429)	(31,799,793)	(39,129,520)
Items that may be subsequently reclassified to income (loss):
Exchange gain (loss) on translation of foreign operations	31,815	292,573	(84,776)
Comprehensive loss	$ (35,253,614)	$ (31,507,220)	$ (39,214,296)
Basic and diluted - continuing operations (in dollars per share)	$ (0.97)	$ (2.36)	$ (4.83)
Basic and diluted - discontinued operations (in dollars per share)	$ (0.04)	$ (0.28)	$ (0.72)
Weighted average number of shares outstanding – basic and diluted	34,945,210	12,043,961	7,056,245